Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and natural gas sales	$ 554,035		$ 1,005,149
Gain of sale of oil and natural gas properties	533,048		2,479,934
Gas gathering income		29,656	45,638	167,625
Total revenues	1,087,083	29,656	3,530,721	167,625
Oil and gas producing activities:
Lease operating expenses	283,709		449,854
Production taxes	44,196		89,109
Depreciation, depletion, amortization and accretion	131,107		310,308
Cost of operations:
Related Party		20,611	30,815	104,606
Unrelated parties	3,660	47,143	92,420	222,985
Depreciation	11,055	11,055	44,219	44,229
General and administrative expenses:
Director fees	30,000	30,000	120,000	100,450
Investor relations	45,804	140,540	309,703	138,889
Acquisition investigation and due diligence		27,500	514,579	22,050
Legal, auditing and transfer agent	49,080	43,539	198,873	30,974
Accounting, financial reporting and rent - related party	35,750	27,542	83,802	53,000
Consulting fees:
Related parties	75,000	30,625	167,500	122,500
Unrelated parties	71,445	76,450	297,950	238,700
Office, travel and other	13,546	16,724	46,441	16,546
Depreciation	143		570
Total operating expenses	794,495	471,729	2,756,143	1,094,929
Operating income (loss)	292,588	(442,073)	774,578	(927,304)
Other income (expense):
Gain on extinguishment of debt			111,690	121,870
Interest income	155	140	604	13
Interest expense	(17,845)	(11,745)	(391,606)	(47,191)
Total other income (expense)			(279,312)	74,692
Income (loss) before income taxes	274,898	(453,678)	495,266	(852,612)
Income tax benefit (expense)
Net income (loss)	274,898	(453,678)	495,266	(852,612)
Net Income (Loss) Applicable to Common Stockholders:
Net income (loss)	274,898	(453,678)	495,266	(852,612)
Accrued Preferred stock dividends	(195,875)		(196,000)
Net income (loss) applicable to common shareholders	$ 79,023	$ (453,678)	$ 299,266	$ (852,612)
Earnings (Loss) Per Share Applicable to Common Stockholders:
Basic	$ 0.01	$ (0.09)	$ 0.04	$ (0.17)
Diluted	$ 0.01	$ (0.09)	$ 0.04	$ (0.17)
Weighted Average Number of Common Shares Outstanding:
Basic	7,764,000	4,970,000	6,875,000	4,950,000
Diluted	7,764,000	4,970,000	6,875,000	4,950,000